SHAREHOLDERS EQUITY (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			6 Months Ended
	Jun. 20, 2023 USD ($) $ / shares shares	Mar. 20, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 20, 2023 CAD ($) $ / shares shares	Mar. 20, 2023 CAD ($) $ / shares shares	Feb. 11, 2022 shares	Feb. 03, 2022 shares
IfrsStatementLineItems [Line Items]
Number of shares issued	3,818,275	1,783,561	65,000	584,207	3,818,275	1,783,561	74,985	2,089
Number of warrants exercised			65,000	584,207
Proceeds from exercise of warrants | $			$ 99	$ 1,277
Proceeds from private placements | $		$ 2,604
Warrant exercise price per share | (per share)	$ 1.80	$ 1.46			$ 2.41	$ 1.95
[custom:ProceedsFromIssuanceOfUnits] | $	$ 6,873
March 2023 private placement warrants [member]
IfrsStatementLineItems [Line Items]
Issuance of additional common shares		891,778
Finder fee		$ 208				$ 290
Private placement of warrant shares issued		142,685				142,685
June 2023 registered direct offerings warrants [member]
IfrsStatementLineItems [Line Items]
Issuance of additional common shares	1,909,134
Finder fee	$ 550				$ 733
Non-registered Warrants [Member]
IfrsStatementLineItems [Line Items]
Private placement of warrant shares issued	305,462				305,462
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,909,134	891,778			1,909,134	891,778
Proceeds from exercise of warrants | $			$ 99
Warrant exercise price per share | (per share)	$ 2.20	$ 1.75			$ 2.93	$ 2.35
RSU's [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			30,000
Number of warrants exercised			30,000
Isramat Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								273,774